Performance Management	Feb. 29, 2024
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	0.27%
Best Quarter	June 30, 2020	10.24%
Worst Quarter	June 30, 2022	-8.85%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	0.27%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/23/1971	3.32%	2.17%	2.76%
Return After Taxes on Distributions		1.38	0.35	1.01
Return After Taxes on Distributions and Sale of Fund Shares		1.92	0.96	1.39

Class C	8/30/1993	6.07	2.31	2.60

Class R	6/6/2011	7.79	2.83	2.97

Class Y	8/12/2005	8.32	3.34	3.49

Class R5	6/1/2010	8.22	3.38	3.57

Class R6	9/24/2012	8.46	3.47	3.64

Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)[1]		8.18	2.45	2.83

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]		5.53	1.10	1.81

1
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	-0.88%
Best Quarter	March 31, 2019	14.92%
Worst Quarter	March 31, 2020	-27.65%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	(0.88%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.92%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4/29/2005	2.68%	0.62%	2.20%
Return After Taxes on Distributions		1.98	-1.23	0.50
Return After Taxes on Distributions and Sale of Fund Shares		1.66	0.13	1.25

Class C	4/29/2005	6.87	1.01	2.15

Class R	4/29/2005	8.33	1.49	2.51

Class Y	10/3/2008	8.90	2.02	3.03

Class R5	4/29/2005	9.08	2.16	3.21

Class R6	9/24/2012	9.17	2.24	3.28

Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[1]		9.67	2.40	3.52

MSCI World IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)		23.79	12.80	8.60

1
The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA Nareit Developed Index (Net) from April 29, 2005 through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021; and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance.
Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.  All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Cash Reserve	Period Ended	Returns
Year-to-date	March 31, 2024	1.22%
Best Quarter	December 31, 2023	1.25%
Worst Quarter	March 31, 2022	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	1.22%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Invesco Cash Reserve
Return Before Taxes	10/16/1993	4.74%	1.60%	0.97%
Return After Taxes on Distributions		2.78	0.94	0.57
Return After Taxes on Distributions and Sale of Fund Shares		2.78	0.94	0.57

Class A	5/15/2020	4.68	1.56 [1]	0.93 [1]

Class AX	6/7/2010	4.74	1.60	0.97

Class C	8/4/1997	3.11	1.22	0.80

Class CX	6/7/2010	2.96	1.17	0.80

Class R	6/3/2002	4.48	1.45	0.86

Class Y	10/3/2008	4.89	1.69	1.05

Investor Class	9/30/2003	4.89	1.69	1.05

Class R6	4/4/2017	4.98	1.73	1.09 [2]

1
Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A shares. Although invested in the same portfolio of securities, Class A shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
2
Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.

Performance Table Closing [Text Block]	Invesco Cash Reserve shares’ seven day yield on December 31, 2023, was 4.94%. For the current seven day yield, call (800) 959-4246.
Money Market Seven Day Yield, Caption [Optional Text]	Invesco Cash Reserve shares’ seven day yield on December 31, 2023, was
Money Market Seven Day Yield Phone	(800) 959-4246
Money Market Seven Day Yield	4.94%
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO High Yield Fund | INVESCO High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	1.37%
Best Quarter	June 30, 2020	10.36%
Worst Quarter	March 31, 2020	-16.02%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	1.37%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	7/11/1978	5.26%	2.90%	2.60%
Return After Taxes on Distributions		2.61	0.64	0.34
Return After Taxes on Distributions and Sale of Fund Shares		3.03	1.24	0.95

Class C	8/4/1997	8.08	3.07	2.43

Class Y	10/3/2008	9.84	4.00	3.29

Investor Class	9/30/2003	9.57	3.74	3.04

Class R5	4/30/2004	9.92	4.15	3.36

Class R6	9/24/2012	9.99	4.20	3.46

Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)		13.44	5.35	4.59

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Income Fund | INVESCO Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to July 26, 2018, performance shown is that of the Fund using its previous U.S. Government securities focused strategy. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	2.24%
Best Quarter	June 30, 2020	13.63%
Worst Quarter	March 31, 2020	-24.89%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	2.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4/28/1987	1.15%	-0.61%	0.10%
Return After Taxes on Distributions		-1.12	-2.28	-1.16
Return After Taxes on Distributions and Sale of Fund Shares		0.64	-1.14	-0.44

Class C	8/4/1997	3.93	-0.45	-0.05

Class R	6/3/2002	5.46	0.02	0.29

Class Y	10/3/2008	5.83	0.51	0.79

Investor Class	9/30/2003	5.80	0.36	0.60

Class R5	4/29/2005	6.07	0.63	0.91

Class R6	4/4/2017	6.15	0.65	0.79 [1]

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Intermediate Bond Factor Fund | Invesco Intermediate Bond Factor Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Intermediate Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Fund  and the predecessor fund from year to year as of December 31. For periods prior to February 28, 2020, performance shown is that of the Fund using its previous investment strategy.  Therefore, the past performance shown for periods prior to February 28, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	-0.49%
Best Quarter	December 31, 2023	6.79%
Worst Quarter	March 31, 2022	-6.33%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	(0.49%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/2/2010	1.79%	0.81%	1.57%
Return After Taxes on Distributions		0.70	-0.44	0.30
Return After Taxes on Distributions and Sale of Fund Shares		1.03	0.17	0.68

Class C	8/2/2010	4.48	0.87	1.38

Class R	8/2/2010	5.89	1.36	1.73

Class Y	8/2/2010	6.54	1.95	2.29

Class R5	5/24/2019	6.54	1.89 [1]	2.11 [1]

Class R6	11/28/2012	6.54	1.95	2.37

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Real Estate Fund | INVESCO Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	March 31, 2024	-1.91%
Best Quarter	March 31, 2019	16.92%
Worst Quarter	March 31, 2020	-24.40%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	(1.91%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.92%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	12/31/1996	2.74%	4.44%	5.77%
Return After Taxes on Distributions		1.54	2.44	3.44
Return After Taxes on Distributions and Sale of Fund Shares		1.77	3.09	4.05

Class C	5/1/1995	6.89	4.81	5.73

Class R	4/30/2004	8.52	5.35	6.10

Class Y	10/3/2008	9.04	5.88	6.63

Investor Class	9/30/2003	8.85	5.66	6.39

Class R5	4/30/2004	9.19	6.01	6.77

Class R6	9/24/2012	9.21	6.09	6.85

FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)		11.36	7.59	7.95

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29	15.69	12.03

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A2	Period Ended	Returns
Year-to-date	March 31, 2024	0.46%
Best Quarter	June 30, 2020	2.95%
Worst Quarter	September 30, 2022	-3.28%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	0.46%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.28%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A2
Return Before Taxes	12/15/1987	3.05%	2.62%	1.58%
Return After Taxes on Distributions		1.83	1.30	0.66
Return After Taxes on Distributions and Sale of Fund Shares		1.79	1.45	0.81

Class A	10/31/2002	1.38	2.20	1.34

Class Y	10/3/2008	4.27	2.98	1.81

Class R5	7/13/1987	4.16	2.97	1.82

Class R6	12/31/2015	4.16	2.98	1.81 [1]

ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes)[2]		4.35	3.26	1.93

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.53	1.10	1.81

1
Performance shown prior to the inception date is that of the Fund's Class A2 shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A2 shares' returns of the Fund as they have different expenses.
2
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class C	Period Ended	Returns
Year-to-date	March 31, 2024	0.83%
Best Quarter	June 30, 2020	4.92%
Worst Quarter	March 31, 2020	-3.64%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	0.83%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class C
Return Before Taxes	8/30/2002	4.85%	1.39%	1.27%
Return After Taxes on Distributions		3.16	0.47	0.43
Return After Taxes on Distributions and Sale of Fund Shares		2.84	0.67	0.61

Class A	4/30/2004	3.12	1.23	1.31

Class R	4/30/2004	5.21	1.40	1.21

Class Y	10/3/2008	5.86	1.91	1.71

Class R5	4/30/2004	5.77	1.95	1.76

Class R6	9/24/2012	5.84	1.99	1.81

Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)		4.61	1.51	1.27

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and an additional index with characteristics similar to the Fund, along with showing changes in the Fund’s performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance. In addition, performance does not reflect the fees and expenses paid by participants at the wrap fee, separately managed or other discretionary account level. You should evaluate the performance of the Fund in the context of your managed account program.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance One Year or Less [Text]	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Money Market Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Effective September 28, 2016, the predecessor fund changed its investment strategy from a prime money market strategy to a strategy that classified the predecessor fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act. Performance shown prior to that date reflects the predecessor fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the predecessor fund (and therefore the Fund) is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the predecessor fund’s conversion to a government money market fund.
Class Y shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class A shares of the predecessor fund. Class A shares and Class Y shares of the predecessor fund were reorganized into Class Y shares of the Fund after the close of business on May 24, 2019. Class Y shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses. Invesco Cash Reserve, Class C, Class R and Class R6 shares’ returns of the Fund will be different from Class A returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class Y	Period Ended	Returns
Year-to-date	March 31, 2024	1.20%
Best Quarter	December 31, 2023	1.22%
Worst Quarter	March 31, 2022	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	1.20%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	1/2/1987	4.61%	1.54%	0.93%
Return After Taxes on Distributions		2.71	0.91	0.55
Return After Taxes on Distributions and Sale of Fund Shares		2.71	0.91	0.55

Invesco Cash Reserve	5/24/2019	4.46	1.45 [1]	0.76 [1]

Class C	5/24/2019	2.58	1.07 [2]	0.70 [2]

Class R	5/24/2019	4.10	1.26 [1]	0.54 [1]

Class R6	5/24/2019	4.73	1.59 [2]	0.96 [2]

1
Invesco Cash Reserve and Class R shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Invesco Cash Reserve and Class R shares. Although invested in the same portfolio of securities, Invesco Cash Reserve and Class R shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
2
Class C and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV). Although invested in the same portfolio of securities, Class C and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Class Y shares' seven day yield on December 31, 2023, was 4.69%. For the current seven day yield, call (800) 959-4246.

Money Market Seven Day Yield, Caption [Optional Text]	Class Y shares' seven day yield on December 31, 2023, was
Money Market Seven Day Yield Phone	(800) 959-4246
Money Market Seven Day Yield	4.69%
Performance Availability Website Address [Text]	www.invesco.com/us